CLOUD INFRASTRUCTURE CONSTRUCTION IN PROGRESS (Tables)	12 Months Ended
Dec. 31, 2019
CLOUD INFRASTRUCTURE CONSTRUCTION IN PROGRESS
Schedule of cloud infrastructure construction in progress

	December 31,
	2018	2019
	RMB’000	RMB’000	US$’000
Cloud infrastructure construction in progress	289,280	292,639	42,035